6. Exploration and Evaluation Assets: Schedule of Movement Of The Company's EE Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Details
Intangible exploration and evaluation assets	$ 21,442,032	$ 12,077,584	$ 5,730,224	$ 5,396,879
Exploration and evaluation expenditures	$ 9,364,448	$ 6,347,360	$ 333,345